Intangibles (Estimated future amortization expense for customer relationships) (Details) - Customer relationships and other intangible assets $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
2022	$ 21,176
2023	21,176
2024	21,176
2025	21,176
2026	21,176
Thereafter	92,532
Finite-Lived Intangible Asset, Expected Amortization	$ 198,412